Consolidated Statements Of Financial Position	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 5,920,568,000,000		$ 5,325,210,000		₩ 6,908,286,000,000
Financial assets at fair value through profit or loss in accordance with IFRS 9	6,340,704,000,000	[1]	5,703,098,000	[1]	0
Financial assets at fair value through profit or loss in accordance with IAS 39	0		0		5,843,077,000,000
Financial assets at fair value through other comprehensive income	14,644,608,000,000	[1]	13,171,981,000	[1]	0
Available-for-sale financial assets	0		0		15,352,950,000,000
Securities at amortized cost	17,702,129,000,000	[1]	15,922,044,000		0
Held-to-maturity financial assets	0		0		16,749,296,000,000
Loans and other financial assets at amortized cost	277,720,003,000,000	[1]	249,793,131,000		0
Loans and receivables	0		0		267,106,204,000,000
Investments in joint ventures and associates	412,940,000,000		371,416,000		417,051,000,000
Investment properties	381,177,000,000		342,847,000		371,301,000,000
Premises and equipments	2,450,754,000,000		2,204,312,000		2,477,545,000,000
Intangible assets and goodwill	653,514,000,000		587,798,000		518,599,000,000
Assets held for sale	18,705,000,000		16,824,000		48,624,000,000
Current income tax assets	11,322,000,000		10,183,000		4,722,000,000
Deferred income tax assets	89,711,000,000		80,690,000		280,130,000,000
Derivative financial assets	12,395,000,000		11,149,000		59,272,000,000
Other assets	202,800,000,000		182,406,000		158,404,000,000
Total assets	326,561,330,000,000		293,723,089,000		316,295,461,000,000
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss in accordance with IFRS 9	2,578,332,000,000	[1]	2,319,061,000	[1]	0
Financial liabilities at fair value through profit or loss in accordance with IAS 39	0		0		3,427,909,000,000
Deposits due to customers	237,900,166,000,000		213,977,483,000		234,695,084,000,000
Borrowings	15,899,599,000,000		14,300,773,000		14,784,706,000,000
Debentures	26,752,725,000,000		24,062,534,000		27,869,651,000,000
Provisions	386,374,000,000		347,521,000		410,470,000,000
Net Defined benefit liabilities	99,859,000,000		89,817,000		43,264,000,000
Current income tax liabilities	154,202,000,000		138,696,000		232,600,000,000
Deferred income tax liabilities	14,777,000,000		13,291,000		22,681,000,000
Derivative financial liabilities	67,505,000,000		60,717,000		67,754,000,000
Other financial liabilities	21,408,267,000,000		19,255,502,000		13,892,461,000,000
Other liabilities	302,913,000,000		272,453,000		283,981,000,000
Total liabilities	305,564,719,000,000		274,837,848,000		295,730,561,000,000
EQUITY [Abstract]
Owner's equity	20,790,188,000,000		18,699,575,000		20,365,892,000,000
Capital stock	3,381,392,000,000		3,041,367,000		3,381,392,000,000
Hybrid securities	2,763,256,000,000		2,485,389,000		3,017,888,000,000
Capital surplus	285,885,000,000		257,137,000		285,880,000,000
Other equity	(2,113,798,000,000)		(1,901,239,000)		(1,939,274,000,000)
Retained earnings	16,473,453,000,000		14,816,921,000		15,620,006,000,000
Non-controlling interests	206,423,000,000		185,666,000		199,008,000,000
Total equity	20,996,611,000,000		18,885,241,000		20,564,900,000,000
Total liabilities and equity	₩ 326,561,330,000,000		$ 293,723,089,000		₩ 316,295,461,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.